Fair Value Measurements - Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Assets
Securities available for sale, at fair value	$ 2,800,286,000	$ 2,158,853,000
Mortgage loans held for sale	166,247,000	139,950,000
Derivative instruments	24,393,000	28,798,000
Liabilities
Derivative instruments	18,058,000	15,411,000
Available-for-Sale Securities
Liabilities
Fair value assets transferred from Level 1 to Level 2	0	14,400,000
Recurring
Assets
Securities available for sale, at fair value	2,800,286,000	2,158,853,000
Mortgage loans held for sale	166,247,000	139,950,000
Derivative instruments	30,486,000	32,903,000
Total, Assets	2,997,019,000	2,331,706,000
Liabilities
Derivative instruments	24,939,000	31,354,000
Total	24,939,000	31,354,000
Recurring | Level 1
Assets
Securities available for sale, at fair value	0	0
Mortgage loans held for sale	0	0
Derivative instruments	0	0
Total, Assets	0	0
Liabilities
Derivative instruments	0	0
Total	0	0
Recurring | Level 2
Assets
Securities available for sale, at fair value	2,800,286,000	2,158,853,000
Mortgage loans held for sale	166,247,000	139,950,000
Derivative instruments	30,486,000	32,903,000
Total, Assets	2,997,019,000	2,331,706,000
Liabilities
Derivative instruments	24,939,000	31,354,000
Total	24,939,000	31,354,000
Recurring | Level 3
Assets
Securities available for sale, at fair value	0	0
Mortgage loans held for sale	0	0
Derivative instruments	0	0
Total, Assets	0	0
Liabilities
Derivative instruments	0	0
Total	$ 0	$ 0